Trade Receivables and Other Current Assets - Additional Information (Detail) $ in Thousands, € in Millions	6 Months Ended
	Jun. 30, 2023 USD ($)	Jun. 30, 2023 EUR (€)	Mar. 08, 2023 EUR (€)	Dec. 31, 2022 USD ($)	Feb. 28, 2022 USD ($)
Prepaid expenses and other current assets [line items]
Trade receivables	$ 422			$ 772
Deferred expenses and other current assets	828			$ 538
UpfrontAmount | €		€ 1.0
Other revenues recognized	300
key Step Payment | €		€ 1.9
Increase in deferred expenses and other current assets	300
Trade receivables related to American depositary receipts program	400
Grant and refundable advance agreement [Member]
Prepaid expenses and other current assets [line items]
Grant and refundable advance agreement | €			€ 6.4
Percentage of grant agreement			14.77%
Percentage of refundable advance agreement			85.23%
License Agreement with One Partner [Member]
Prepaid expenses and other current assets [line items]
Trade receivables	200
Cellectis [member]
Prepaid expenses and other current assets [line items]
Payment of receivable related to extension of option term	500
France [member]
Prepaid expenses and other current assets [line items]
Research tax credit receivables	3,400				$ 800
France [member] | Previously stated [member]
Prepaid expenses and other current assets [line items]
Research tax credit receivables	$ 15,800